FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds. From a financial perspective these swaps hedge interest rate and exchange rate exposure. As of December 31, 2022, the counterparties to such contracts are DNB Bank ASA, Nordea Bank Finland Plc., Skandinaviska Enskilda Banken AB (publ), Danske Bank A/S and Sumitomo Mitsui Banking Corporation. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2022	2021
Designated derivative instruments -short-term assets:
Interest rate swaps	1,229	—
Non-designated derivative instruments -short-term assets:
Interest rate swaps	707	—
Total derivative instruments -short-term assets	1,936	—
Designated derivative instruments -long-term assets:
Interest rate swaps	12,963	2,077
Cross currency swaps	—	1,019
Non-designated derivative instruments -long-term assets:
Interest rate swaps	13,753	88
Total derivative instruments - long-term assets	26,716	3,184

(in thousands of $)	2022	2021
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	68
Cross currency interest rate swaps	2,260	—
Cross currency swaps	14,601	—
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	670
Total derivative instruments - short-term liabilities	16,861	738
Designated derivative instruments -long-term liabilities:
Interest rate swaps	—	2,316
Cross currency interest rate swaps	4,054	2,685
Cross currency swaps	10,233	10,038
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	—	2,159
Cross currency swaps	70	11
Total derivative instruments - long-term liabilities	14,357	17,209

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. As of December 31, 2022, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	*
$30,000 (remaining at $30,000)	May 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	May 2019	June 2024	6.85% - 6.90%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.40%	†
$127,668 (reducing to $92,233)	April 2020	January 2025	0.46% - 0.47%

*    These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
†    These swaps relate to the NOK700 million, NOK700 million and NOK600 million unsecured bonds due 2023, 2024 and 2025 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.

The total net notional principal amount subject to interest swap agreements as of December 31, 2022, was $0.6 billion (2021: $0.7 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025 respectively.

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Apart from the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2022, and 2021, are as follows:

	2022	2022	2021	2021
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	—	—	9,680	9,680
Equity Securities	7,283	7,283	1,292	1,292
Equity securities pledged to creditors	—	—	10,238	10,238
NOK700 million senior unsecured floating rate bonds due 2023	71,243	71,421	79,507	79,586
NOK700 million senior unsecured floating rate bonds due 2024	70,734	70,734	78,939	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,048	60,348	61,334	60,133
4.875% unsecured convertible bonds due 2023	137,900	137,211	137,900	138,727
7.25% unsecured sustainability linked bonds due 2026	150,000	144,188	150,000	153,563
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	1,936	1,936	—	—
Interest rate/ currency swap contracts – long-term receivables	26,716	26,716	3,184	3,184
Interest rate/ currency swap contracts – short-term payables	16,861	16,861	738	738
Interest rate/ currency swap contracts – long-term payables	14,357	14,357	17,209	17,209

The above short-term receivables relating to interest rate/ currency swap contracts as of December 31, 2022, include $0.7 million which relates to non-designated swap contracts (2021: $0.0 million), with the balance relating to designated hedges. The above long-term receivables relating to interest rate/ currency swap contracts as of December 31, 2022, include $13.8 million which relates to non-designated swap contracts (2021: $0.1 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency swap contracts as of December 31, 2022, include $0.0 million which relates to non-designated swap contracts (2021: $0.7 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts as of December 31, 2022, include $0.1 million which relates to non-designated swap contracts (2021: $2.2 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (See Note 2: Accounting Policies), and following the adoption of ASU 2017-12, where the Company has designated the swap as a hedge, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statements of Operations.
 The above fair values of financial assets and liabilities as of December 31, 2022, are measured as follows:

		Fair value measurements using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Equity securities	7,283	7,283
Interest rate/ currency swap contracts – short-term receivables	1,936		1,936
Interest rate/ currency swap contracts - long-term receivables	26,716		26,716
Total assets	35,935	7,283	28,652	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,421	71,421
NOK700 million senior unsecured floating rate bonds due 2024	70,734	70,734
NOK600 million senior unsecured floating rate bonds due 2025	60,348	60,348
4.875% unsecured convertible bonds due 2023	137,211	137,211
7.25% unsecured sustainability linked bonds due 2026	144,188	144,188
Interest rate/ currency swap contracts – short-term payables	16,861		16,861
Interest rate/ currency swap contracts – long-term payables	14,357		14,357
Total liabilities	515,120	483,902	31,218	—

The above fair values of financial assets and liabilities as of December 31, 2021, were measured as follows:

		Fair value measurements using
	December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,680	4,619	5,061
Equity securities	1,292	1,292
Equity securities pledged to creditors	10,238	10,238
Interest rate/ currency swap contracts – long-term receivables	3,184		3,184
Total assets	24,394	16,149	8,245	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	79,586	79,586
NOK700 million senior unsecured floating rate bonds due 2024	79,077	79,077
NOK600 million senior unsecured floating rate bonds due 2025	60,133	60,133
4.875% unsecured convertible bonds due 2023	138,727	138,727
7.25% unsecured sustainability linked bonds due 2026	153,563	153,563
Interest rate/ currency swap contracts – short-term payables	738		738
Interest rate/ currency swap contracts – long-term payables	17,209		17,209
Total liabilities	529,033	511,086	17,947	—
ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment in equity securities consist of NorAm Drilling shares traded in the OTC market at December 31, 2022. During the year ended December 31, 2022, the Company recorded the sale of its shares in Frontline, recognizing a gain of $4.6 million on disposal. (Refer to Note 12: Investments in Debt and Equity Securities).

During the year ended December 31, 2022, the available for sale corporate bonds held in NT Rig Holdco were fully redeemed. As of December 31, 2021, the Company determined that the bonds held in NT Rig Holdco valued at $5.1 million should be classified as Level 2 measurements. The fair value of these corporate bonds was based on the latest available quoted prices, but due to low levels of trading the Company concluded that level one classification was not appropriate as of December 31, 2021.

The estimated fair values for the floating rate NOK bonds due 2023, 2024 and 2025, the 4.875% unsecured convertible bonds and the 7.25% unsecured sustainability linked bonds due 2026 are based on the quoted market prices as of the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using established independent valuation techniques applied to contracted cash flows and LIBOR/NIBOR interest rates as of the balance sheet date.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Credit Agricole Corporate and Investment Bank, Danske Bank A/S, BNPP Bank, Credit Suisse, Morgan Stanley and DNB Bank. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk however certain of the Company’s counterparties require the Company to periodically post collateral when the fair value of the financial instruments exceeds or is below specified thresholds. As of December 31, 2022 and 2021, the Company posted cash collateral related to derivative instruments under its collateral security arrangements of $8.8 million and $10.4 million, respectively, which is recorded within Other long term assets in the consolidated balance sheets. (Refer to Note 17: Other Long Term Assets). The Company also sometimes enter into master netting and offset agreements with such counterparties. As of December 31, 2022, the Company has International Swaps and Derivatives Association (“ISDA”) agreements with its swap counterparties which contain netting provisions.
There is also a concentration of revenue risk with the below customers:

Charterer	Number of Vessels /rigs chartered as of December 31, 2022	% of consolidated operating revenues (Year ended December 31, 2022)	Number of Vessels /rigs chartered as of December 31, 2021	% of consolidated operating revenues (Year ended December 31, 2021)
Maersk A/S (“Maersk”)	16	31%	15	32%
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”)	6	15%	6	15%
Trafigura Maritime Logistics Pte Ltd (“Trafigura”)	7	9%	3	—%
Golden Ocean*	8	8%	8	12%
Conocophillips Skandinavia AS ("Conocophillips")**	1	3%	—	—%
MSC	9	1%	10	2%
* Additionally see Note 26: Related Party Transactions.
** In September 2022, the drilling rig Linus was redelivered from Seadrill to SFL. Concurrently, the drilling contract of Linus with ConocoPhillips was assigned from Seadrill to the Company.

In addition, a significant portion of our net income is generated from our associated company, River Box, which was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. The Company has accounted for the remaining 49.9% ownership in River Box using the equity method. (See Note 19: Investment in Associated Companies). In the year ended December 31, 2022, income from River Box accounted for approximately 4% of our net income (2021: 5%).

As discussed in Note 26: Related Party Transactions, the Company, as of December 31, 2022, had net outstanding receivable balance on loans granted by the Company to River Box totaling $45.0 million (2021: $45.0 million). The loans granted by the Company are considered not impaired as of December 31, 2022 due to the fair value of the vessels owned by River Box exceeding the book values as of December 31, 2022.